Fair Value Measurements (Details) - Schedule of binomial lattice model for initial measurement of private placement warrant	3 Months Ended	12 Months Ended
	Mar. 31, 2024 yr	Dec. 31, 2023 yr	Dec. 31, 2022 yr
Warrant Commitment Liability [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.31	0.24	0.65
Warrant Commitment Liability [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	11.5	11.5	11.5
Warrant Commitment Liability [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	4.29	3.89	3.96
Warrant Commitment Liability [Member] | Measurement Input, Maturity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	3.69	3.94	4.94
Warrant Commitment Liability [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	75.33	77.15	70.7
Warrant Commitment Liability [Member] | Measurement Input, Fair Value Per Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input		0.004	0.05
Warrant Commitment Liability [Member] | Measurement Input, Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.006	0.004
Private Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.31	0.24	0.65
Private Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	11.5	11.5	11.5
Private Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	4.29	3.89	3.96
Private Warrants [Member] | Measurement Input, Maturity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	3.69	3.94	4.94
Private Warrants [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	75.33	77.15	70.7
Private Warrants [Member] | Measurement Input, Fair Value Per Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input		0.004	0.05
Private Warrants [Member] | Measurement Input, Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.006	0.004
Mudrick Convertible Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, issuance date	Dec. 08, 2022	Dec. 08, 2022	Dec. 08, 2022
Alternative investment, maturity date	Dec. 08, 2027	Dec. 08, 2027	Dec. 08, 2027
Mudrick Convertible Notes [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input	4.3	3.9	4
Mudrick Convertible Notes [Member] | Measurement Input, Interest Rate (PIK) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input	10	10	9.5
Mudrick Convertible Notes [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input	75.8	92.6	95.23
Mudrick Convertible Notes [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input	50	50	30
Mudrick Super Priority Note Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, maturity date	Aug. 07, 2026	Aug. 07, 2024
Alternative investment, inception date	Dec. 11, 2023	Dec. 11, 2023
Mudrick Super Priority Note Payable [Member] | Measurement Input, Interest Rate (PIK) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input	15	15
Mudrick Super Priority Note Payable [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input	30	30
Mudrick Super Priority Note Payable [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input	0.5	0.84
Alternative investment discount period (years)	2 years 4 months 6 days	7 months 6 days
Mudrick Super Priority Note Payable [Member] | Measurement Input Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investment, measurement input		15